Annual Total Returns[BarChart] - All America Fund - All America Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.24%	14.73%	32.13%	11.16%	(0.04%)	11.49%	19.41%	(8.27%)	28.36%	16.78%